Condensed Schedule of Investments U.S. Government Sponsored Enterprise Notes (USD $)	Dec. 31, 2012
Schedule of Investments [Line Items]
% of Partners' Capital (Net Asset Value)	55.95%
U.S. Government Sponsored Enterprise Notes
Schedule of Investments [Line Items]
Fair Value	652,812
% of Partners' Capital (Net Asset Value)	1.31%
Investment Owned, at Cost	656,328
U.S. Government Sponsored Enterprise Notes | 1.50%Federal Home Loan Bank Due 2013-01-16
Schedule of Investments [Line Items]
Face Value	200,000
Fair Value	201,482
% of Partners' Capital (Net Asset Value)	0.40%
% Yield	1.50%	[1]
U.S. Government Sponsored Enterprise Notes | 0.38% Federal Home Loan Bank Due 2013-01-29
Schedule of Investments [Line Items]
Face Value	200,000
Fair Value	200,355
% of Partners' Capital (Net Asset Value)	0.40%
% Yield	0.38%	[1]
U.S. Government Sponsored Enterprise Notes | 0.50% Federal National Mortgage Assoc.Due 2013-08-09
Schedule of Investments [Line Items]
Face Value	250,000
Fair Value	250,975
% of Partners' Capital (Net Asset Value)	0.51%
% Yield	0.50%	[1]

[1]	Represents the annualized yield at date of purchase for discount securities, the stated coupon rate for coupon-bearing securities, or the stated interest rate for certificates of deposit.